Hedging Instruments - Summary of Effect of Cash Flow Hedges in Consolidated Statements of Operations and Consolidated Statements of Other Comprehensive Income(Loss) (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024
Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting [line items]
Amount of total hedging gain/(loss) recognized in the consolidated statement of other comprehensive income (loss)	$ (8,252)	$ 24,279	$ 107,739	$ 2,989
Amount of gain/(loss) reclassified from the consolidated statement of other comprehensive income (loss) to the consolidated statement of operations	$ 11,812	$ 893	$ 16,757	$ (1,380)